Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	44,847	44,511	44,112
Total international passengers	26,714	26,808	26,448
Number of total passengers	71,561	71,319	70,560
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	19,696	19,809	21,273
Total international passengers	20,900	21,611	22,195
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	11,908	11,697	10,919
Total international passengers	1,736	1,550	1,278
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	13,243	13,005	11,920
Total international passengers	4,078	3,647	2,975